Disclosure of Warrants Exercise Transactions Explanatory (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	34,888,965
Proceeds from exercise of options | $	$ 19,987
September 2019 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	2,000,000
Exercise Price | $ / shares	$ 1.65
Proceeds from exercise of options | $	$ 3,300
February 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,739,130
Exercise Price | $ / shares	$ 1.20
Proceeds from exercise of options | $	$ 2,087
July 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	20,823,333
Exercise Price | $ / shares	$ 0.45
Proceeds from exercise of options | $	$ 9,371
July 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	1,866,667
Exercise Price | $ / shares	$ 0.5625
Proceeds from exercise of options | $	$ 1,050
August 2020 Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	7,589,883
Exercise Price | $ / shares	$ 0.47
Proceeds from exercise of options | $	$ 3,567
August 2020 Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares	869,952
Exercise Price | $ / shares	$ 0.7040625
Proceeds from exercise of options | $	$ 612